Other liabilities and provisions - Current and Non Current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other liabilities and provisions.
Personnel accrued liabilities (e.g. bonus, vacation)	€ 11,126	€ 10,543
Outstanding invoices	15,527	36,081
Other	2,892	4,093
Other liabilities (current)	29,545	50,717
Total other liabilities (current & non-current)	€ 29,545	€ 50,717